Matthews Asia Dividend Active ETF	September 30, 2023

Schedule of Investments[a] (unaudited)

COMMON EQUITIES: 96.3%

	Shares	Value

JAPAN: 28.7%
Keyence Corp.	100	$37,192
ITOCHU Corp.	900	32,604
Tokio Marine Holdings, Inc.	1,400	32,508
ORIX Corp.	1,700	31,818
Suzuki Motor Corp.	700	28,221
Shin-Etsu Chemical Co., Ltd.	900	26,193
KDDI Corp.	800	24,537
GLP J-Reit	26	23,295
Ajinomoto Co., Inc.	600	23,176
Bandai Namco Holdings, Inc.	1,100	22,424
Toray Industries, Inc.	4,100	21,376
Disco Corp.	100	18,482
Kakaku.com, Inc.	1,800	18,299
Nomura Research Institute, Ltd.	700	18,262
Olympus Corp.	1,400	18,215
Capcom Co., Ltd.	500	18,043
Nissin Foods Holdings Co., Ltd.	200	16,653
Hikari Tsushin, Inc.	100	15,262

Total Japan		426,560

CHINA/HONG KONG: 27.4%
Tencent Holdings, Ltd.	900	35,187
NetEase, Inc.	1,500	30,548
Midea Group Co., Ltd. A Shares	4,000	30,383
Inner Mongolia Yili Industrial Group Co., Ltd. A Shares	8,000	29,131
AIA Group, Ltd.	3,400	27,719
NARI Technology Co., Ltd. A Shares	9,100	27,716
Yum China Holdings, Inc.	497	27,693
Minth Group, Ltd.	10,000	25,728
Link REIT	5,100	25,006
Techtronic Industries Co., Ltd.	2,500	24,260
Wuliangye Yibin Co., Ltd. A Shares	1,100	23,568
JD.com, Inc. Class A	1,600	23,514
Yuexiu Transport Infrastructure, Ltd.	44,000	23,315
Guangdong Investment, Ltd.	28,000	21,380
Milkyway Chemical Supply Chain Service Co., Ltd. A Shares	1,600	16,253
China Tourism Group Duty Free Corp., Ltd. A Shares	1,100	15,999

Total China/Hong Kong		407,400

AUSTRALIA: 9.6%
Ampol, Ltd.	1,282	27,966
CSL, Ltd.	150	24,280
Treasury Wine Estates, Ltd.	2,903	23,101
Lottery Corp., Ltd.	7,561	23,033
Breville Group, Ltd.	1,555	22,079
AUB Group, Ltd.	1,157	21,760

Total Australia		142,219

INDIA: 8.0%
HDFC Bank, Ltd. ADR	574	33,872
Power Grid Corp. of India, Ltd.	13,170	31,679
Tata Consultancy Services, Ltd.	709	30,127
Hindustan Unilever, Ltd.	813	24,139

Total India		119,817

	Shares	Value

TAIWAN: 7.7%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	709	$61,612
Delta Electronics, Inc.	3,000	30,158
Chailease Holding Co., Ltd.	4,000	22,428

Total Taiwan		114,198

SOUTH KOREA: 6.1%
Samsung Electronics Co., Ltd.	666	33,759
SK Telecom Co., Ltd. ADR	1,397	29,979
Macquarie Korea Infrastructure Fund	3,046	27,562

Total South Korea		91,300

SINGAPORE: 3.4%
United Overseas Bank, Ltd.	1,400	29,233
Capitaland India Trust	26,900	20,694

Total Singapore		49,927

INDONESIA: 2.4%
PT Bank Rakyat Indonesia Persero Tbk	105,100	35,532

Total Indonesia		35,532

THAILAND: 1.5%
Bangkok Dusit Medical Services Public Co., Ltd. F Shares	30,500	22,292

Total Thailand		22,292

VIETNAM: 1.5%
FPT Corp.	5,800	22,145

Total Vietnam		22,145

TOTAL COMMON EQUITIES		1,431,390

(Cost $1,446,834)

SHORT-TERM INVESTMENTS: 2.7%

MONEY MARKET FUNDS: 2.7%
JPMorgan U.S. Government Money Market Fund, Capital Shares, 5.22%[b]	40,446	40,446

(Cost $40,446)

TOTAL INVESTMENTS: 99.0%		1,471,836
(Cost $1,487,280)

CASH AND OTHER ASSETS, LESS LIABILITIES: 1.0%		15,186

NET ASSETS: 100.0%		$1,487,022

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.

b	Rate shown is the current yield as of September 30, 2023.

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

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